Risks and Uncertainties (Details) - Dec. 31, 2024	HKD ($)	USD ($)
Hong Kong [Member]
Risks and Uncertainties [Line Items]
Cash deposit at financial institutions	$ 500,000	$ 64,369
Cash balance	876,495	241,576
UNITED KINGDOM
Risks and Uncertainties [Line Items]
Cash deposit at financial institutions	85,000	106,375
Cash balance	938,441	289,525
Hong Kong Deposit Protection Board [Member]
Risks and Uncertainties [Line Items]
Cash deposit at financial institutions	551	86,068
United Kingdom Deposit Protection Board [Member]
Risks and Uncertainties [Line Items]
Cash deposit at financial institutions	$ 290	$ 106,375